Agreements - Shareholder Servicing and/or Distribution Fee (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Class S
Related Party Transaction [Line Items]
Shareholder servicing and/or distribution fees accrued	$ 0	$ 5,028	$ 657
Class D
Related Party Transaction [Line Items]
Shareholder servicing and/or distribution fees accrued	$ 0	$ 364	$ 36
Intermediary Manager Agreement | Class S | Affiliated Entity
Related Party Transaction [Line Items]
Annual Shareholder Servicing and/or Distribution Fees as a % of NAV		0.85%
Intermediary Manager Agreement | Class D | Affiliated Entity
Related Party Transaction [Line Items]
Annual Shareholder Servicing and/or Distribution Fees as a % of NAV		0.25%
Intermediary Manager Agreement | Class I | Affiliated Entity
Related Party Transaction [Line Items]
Annual Shareholder Servicing and/or Distribution Fees as a % of NAV		0.00%